Derivative financial instruments and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2024
Derivative financial instruments and hedge accounting
Schedule of derivative financial instruments
	December 31, 2024			December 31, 2023
	Fair value asset	Fair value liability	Level of Fair value	Fair value asset	Fair value liability	Level of Fair value
(€ million)
Non-hedging derivatives
Derivatives on exchange rate
- Currency swap	233	33	2	70	168	2
- Interest currency swap		125	2		84	2
- Outright	3	24	2
	236	182		70	252
Derivatives on interest rate
- Interest rate swap	20	27	2	62	34	2
	20	27		62	34
Derivatives on commodities
- Over the counter	632	923	2	2,902	2,103	2
- Future	1,429	1,538	1	3,027	2,905	1
- Options	61	111	2	106	114	2
- Other		8	2	11		2
	2,122	2,580		6,046	5,122
	2,378	2,789		6,178	5,408
Fair value hedge derivatives
Derivatives on interest rate
- Interest rate swap	42		2
	42
Derivatives on exchange rate
- Outright	2		1
	2
	44
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter	20	335	2	80	13	2
- Future	28	421	1
	48	756		80	13
Derivatives on interest rate
- Interest rate swap				6		1
				6
	48	756		86	13
Options
- Other options		37	2		41	2
		37			41
Gross amount	2,470	3,582		6,264	5,462
Offsetting	(1,508)	(1,508)		(2,895)	(2,895)
Net amount	962	2,074		3,369	2,567
Of which:
- current	874	1,921		3,323	2,414
- non-current	88	153		46	153

Schedule of hedging derivative instruments
	December 31, 2024			December 31, 2023
	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)
(€ million)
Cash flow hedge derivatives
Derivatives on commodity
- Over the counter	1,753	(524)	13	310	147	6
- Future	3,375	(499)	13		(23)
	5,128	(1,023)	26	310	124	6
Other cash flow derivatives
- Other	348	(12)		128	(19)
	348	(12)		128	(19)
	5,476	(1,035)	26	438	105	6
Fair value hedge derivatives
Derivatives on exchange rate
- Outright	43	2
	43	2
Derivatives on interest rate
- Interest rate swap	1,981	42	1
	1,981	42	1
	2,024	44	1

Schedule of breakdown of underlying asset or liability under cash flow hedge and fair value hedge
	December 31, 2024			December 31, 2023
(€ million)	Change of the underlying item used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments	Change of the underlying item used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments

Cash flow hedge derivatives
Commodity price risk
- Planned sales	1,023	(850)	(123)	(169)	56	(436)
	1,023	(850)	(123)	(169)	56	(436)
Other cash flow derivatives
- hedged flows	12	(12)		(19)	(6)
	12	(12)		(19)	(6)
	December 31, 2024
(€ million)	Nominal amount of the underlying item	Cumulative changes of the underlying item	Change of the underlying item
Fair value hedge derivatives
Derivatives on exchange rate
- Investments	43	(2)	(2)
Derivatives on interest rate
- Financial liabilities	2,066	44	44

Schedule of effects recognized in other operating profit (loss)
(€ million)	2024	2023	2022
Net income (loss) on cash flow hedging derivatives	26	6	275
Net income (loss) on other derivatives	(378)	472	(2,011)
	(352)	478	(1,736)

Schedule of effects recognized in finance income (loss)
(€ million)	2024	2023	2022
Derivatives on exchange rate	310	(63)	(70)
Derivatives on interest rate	(32)	2	81
Options			2
	278	(61)	13